American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
April 30, 2022

One Choice 2065 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Focused Dynamic Growth Fund G Class	24,247	1,079,004
Focused Large Cap Value Fund G Class	274,619	2,746,188
Growth Fund G Class	37,918	1,633,109
Heritage Fund G Class	62,814	1,395,735
Mid Cap Value Fund G Class	104,154	1,731,032
NT Equity Growth Fund G Class	111,852	1,118,515
Small Cap Growth Fund G Class	18,434	348,776
Small Cap Value Fund G Class	35,685	352,569
Sustainable Equity Fund G Class	50,522	2,074,419
		12,479,347
International Equity Funds — 26.2%
Emerging Markets Fund G Class	121,009	1,348,045
Global Real Estate Fund G Class	38,428	533,765
International Growth Fund G Class	132,583	1,508,797
International Small-Mid Cap Fund G Class	56,783	566,692
International Value Fund G Class	99,116	753,282
Non-U.S. Intrinsic Value Fund G Class	98,630	876,821
		5,587,402
Domestic Fixed Income Funds — 11.2%
Inflation-Adjusted Bond Fund G Class	26,665	326,916
NT Diversified Bond Fund G Class	163,239	1,647,084
NT High Income Fund G Class	45,342	408,081
		2,382,081
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	26,880	242,456
Global Bond Fund G Class	69,408	657,290
		899,746
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,754,875)		21,348,576
OTHER ASSETS AND LIABILITIES†		(9)
TOTAL NET ASSETS — 100.0%		$21,348,567

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$473	$1,120	$224	$(290)	$1,079	24	$(43)	$21
Focused Large Cap Value Fund(3)	1,194	2,402	426	(424)	2,746	275	(44)	506
Growth Fund(3)	710	1,572	303	(346)	1,633	38	(42)	126
Heritage Fund(3)	614	1,499	321	(396)	1,396	63	(70)	116
Mid Cap Value Fund(3)	753	1,474	259	(237)	1,731	104	(22)	300
NT Equity Growth Fund	490	1,066	198	(239)	1,119	112	(39)	177
Small Cap Growth Fund	154	360	62	(103)	349	18	(16)	48
Small Cap Value Fund	154	294	53	(42)	353	36	(3)	24
Sustainable Equity Fund	907	1,701	306	(228)	2,074	51	(20)	54
Emerging Markets Fund(3)	564	1,352	168	(400)	1,348	121	(29)	111
Global Real Estate Fund(3)	235	470	70	(101)	534	38	(7)	108
International Growth Fund(3)	649	1,479	208	(411)	1,509	133	(35)	143
International Small-Mid Cap Fund(4)	244	595	77	(195)	567	57	(20)	91
International Value Fund(3)	322	654	91	(132)	753	99	(11)	74
Non-U.S. Intrinsic Value Fund	369	719	106	(105)	877	99	(7)	40
Inflation-Adjusted Bond Fund	138	261	55	(17)	327	27	(2)	10
NT Diversified Bond Fund	693	1,395	279	(162)	1,647	163	(10)	24
NT High Income Fund	174	333	61	(38)	408	45	(2)	17
Emerging Markets Debt Fund	104	200	30	(32)	242	27	(2)	6
Global Bond Fund	278	546	105	(62)	657	69	(4)	17
	$9,219	$19,492	$3,402	$(3,960)	$21,349	1,599	$(428)	$2,013
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.